Other current financial liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current financial liabilities	Other current financial liabilities

(EUR thousand)		As of March 31
Other financial liabilities	Note	2025	2024
Lease liabilities - current	14	12,083	8,802
Put options related to acquisitions	27	439	1,479
Liabilities related to share-based payment transactions	25	10,137	—
Warrants liabilities		570	863
Other liabilities		1,590	2,544
Total		24,819	13,689
Warrants
The outstanding public and private warrants as of March 31, 2025 amount to 30,735,950 (30,735,950 as of March 31, 2024) with a fair value of EUR0.6 million (EUR0.9 million as of March 31, 2024). There were no warrants exercised during the financial years ended March 31, 2025 and March 31, 2024.
The Group has employed a Black-Scholes pricing model to estimate the fair value of the private warrants issued on August 28, 2020, notably the fair value of the call option inherent in the private warrants, using as key inputs the Group’s share price, risk-free rate, implied public warrant volatility, the warrants’ maturity, and the public warrants’ market price.

(EUR thousand)	For the financial year ended March 31
Warrants liabilities	2025	2024
Opening balance as of April 1	863	11,449
Change in fair value of warrants	(293)	(10,586)
Closing balance as of March 31	570	863

Please refer to Note 23 for further details.